Common Stock	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 4. Common Stock

On November 21, 2011, the Company issued 1,000,000 shares of common stock to the directors of the Company at a price of $0.018 per share, for $18,000 subscription receivable. Payments of the subscriptions were received by December 31, 2011.

The Company has commenced a capital formation activity by filing a Registration Statement on Form S-1 to the SEC to register and sell in a self-directed offering 500,000 shares of newly issued common stock at an offering price of $0.20 per share for proceeds of up to $100,000. As of May 10, 2012, the Company had received $40,000 in proceeds. The Company offset the proceeds by $12,000 of legal and audit offering costs related to this capital formation activity.